Commitments and Contingencies (Details) MMBTU in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) MMBTU $ / MMBTU	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Ultra Resources Senior Noteholders Minimum Make-Whole Claim	$ 200,725,869
Increased commitment capacity per day of natural gas | MMBTU	50
Demand For Payment Sempra	$ 63,800,000
Contingency Lower Range Sempra	4,200,000
Contingency Upper Range Sempra	63,800,000
Demand for payment Rockies Express	303,200,000
Rockies Express Proof Of Claim	303,300,000
Rockies Express Settlement Agreement	$ 150,000,000
Commitment capacity per day of natural gas | MMBTU	200
Commitment capacity rate | $ / MMBTU	0.37
REX Transportation Services Expense	$ 26,800,000
ONRR Proof Of Claim	35,100,000
Demand for payment from Sunoco	38,600,000
Sunoco Proof Of Claim	16,900,000
Big West Proof Of Claim	32,600,000
Big West Settlement Agreement	$ 17,350,000
Initial Term Liquids Gathering System Lease	15 years
Renewal Term Liquids Gathering System Lease	5 years
Renewal Term Liquids Gathering System Lease Useful Life	75.00%
Liquids Gathering System Operating Lease Rental Expense	$ 20,000,000
Lease And Rental Expense Total	229,900,000
Office Space Operating Lease Total Future Minimum Payments	6,600,000
Commitment to office leases, current	1,300,000
Commitment to office leases, due in two years	1,200,000
Commitment to office leases, due in three years	1,200,000
Commitment to office leases, due in four years	1,200,000
Commitment to office leases, due in five years	1,100,000
Office leases expense	$ 1,500,000	$ 1,300,000	$ 1,000,000
Oil and gas delivery commitments details	With respect to the Company’s natural gas production, from time to time the Company enters into transactions to deliver specified quantities of gas to its customers. As of February 9, 2017, the Company has long-term natural gas delivery commitments of 2.8 MMMBtu in 2018 under existing agreements. As of February 9, 2017, the Company has long-term crude oil delivery commitments of 1.6 MMBbls in 2017, 1.7 MMBbls in 2018 and 0.3 MMBbls in 2019 under existing agreements. None of these commitments require the Company to deliver gas or oil produced specifically from any of the Company’s properties, and all of these commitments are priced on a floating basis with reference to an index price. In addition, none of the Company’s reserves are subject to any priorities or curtailments that may affect quantities delivered to its customers, any priority allocations or price limitations imposed by federal or state regulatory agencies or any other factors beyond the Company’s control that may affect its ability to meet its contractual obligations other than those discussed in Item 1A. “Risk Factors”. If for some reason our production is not sufficient to satisfy these commitments, subject to the availability of capital, we could purchase volumes in the market or make other arrangements to satisfy the commitments.